Stockholders' Equity (Details Textual) (USD $)	1 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended
	Oct. 29, 2013	Jun. 30, 2014	Jun. 30, 2013	Feb. 11, 2014 Note holder [Member]	Feb. 11, 2014 Marco Garibaldi [Member]	Jun. 30, 2014 Preferred Stock [Member]	Oct. 03, 2013 Preferred Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Oct. 03, 2013 Common Stock [Member]	Jun. 30, 2014 Preferred Class B [Member]	Jun. 30, 2013 Preferred Class B [Member]
Stockholders' Equity (Textual)
Preferred stock, shares authorized		1,000,000	1,000,000							5,000	5,000
Preferred stock, par value		$ 0.01	$ 0.01							$ 0.01	$ 0.01
Preferred stock, shares issued										5,000	5,000
Preferred stock, shares outstanding										5,000	5,000
Description of preferred stock voting rights
 Under the terms of the Series B Preferred Stock Certificate of Designation, the holder(s) of the Series B Preferred Shares have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Stock”) with each vote per share of Series B Preferred Stock equal to 1,000 shares of Common Stock.

Temporary Equity, Description						After June 30, 2018, the Series B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Series B Preferred Share.		The Company has 338,368 shares to be issued as of June 30, 2014 and 2013. Each share of Common Stock is entitled to one (1) vote.
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value		$ 0.001	$ 0.1
Common stock, shares issued		7,671,632	9,961,632
Common stock, shares outstanding		7,671,632	9,961,632
Reduction in number of shares authorized							1,000,000		50,000,000
Reduced par value amount of authorized shares							$ 0.10		$ 0.001
Number of shares cancelled	150,000				2,140,000
Number of remaining shares delivered				100,000